ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

Powerdyne, Inc., was incorporated on February 2, 2010, in Nevada, and is registered to do business in Rhode Island and Massachusetts. On February 7, 2011, Powerdyne, Inc. merged with Powerdyne International, Inc., formerly Greenmark Acquisition Corporation, a publicly held Delaware corporation.

On December 13, 2010, Powerdyne International, Inc., formerly Greenmark Acquisition Corporation, filed an Amended and Restated Articles of Incorporation in order to, among other things, increase the authorized capital stock to 300,000,000 common shares, par value $0.0001 per share. Unless the context specifies otherwise, as discussed in Note 2, references to the “Company” refers to Powerdyne International, Inc. and Powerdyne, Inc. after the merger.

At the closing of the merger, each share of Powerdyne, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 7,520 shares of common stock of Powerdyne International, Inc. Accordingly, an aggregate of 188,000,000 shares of common stock of Powerdyne International, Inc. were issued to the holders of Powerdyne, Inc.’s common stock.

In 2014, Powerdyne International, Inc. filed an amendment to its Articles of Incorporation which increased the authorized capital stock to 550,000,000 common shares, par value $0.0001 per share.

On January 26, 2015, Powerdyne International, Inc. filed an amendment to its Articles of Incorporation which increased the authorized capital stock to 2,020,000,000 shares consisting of 2,000,000,000 common shares, par value $0.0001 per share and 20,000,000 shares which may be designated as common or preferred stock, par value $0.0001 per share.

On March 6, 2022, pursuant to a Securities Purchase Agreement (the “SPA”), Powerdyne International, Inc. (the “Company”), acquired all of the issued and outstanding membership interests of Creative Motion Technology, LLC, a Massachusetts limited liability company, (the “Membership Interests”). Membership Interests are owned by Mr. James F. O’Rourke, the principal owner and sole director and officer of the Company. The purchase price paid by the Company was 2,000,000 shares of its Series A Preferred Stock valued at $1,500,000. The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

Creative Motion Technology, LLC (“CM Tech”) is a small New England based motor manufacturer founded in 2004 and has been in business for over 17 years. CM Tech’s management has over 60 years of design and manufacturing expertise, specializing in the design and custom building of industrial servomotors both brush and brushless motor designs. CM Tech’s current market focus is on the niche motor demands for low volume, high-quality cost-effective motors which are primarily used in industrial robotics for the semiconductor manufacturing industry. The motors that CM Tech currently has in production primarily provide the X, Y, and Z axis articulation in factory automation robots.

Included with CM Tech acquisition is Frame One, which is a custom picture framing shop located in North Reading, MA. Frame One has been in business since 2006 and brings with it a strong client base consisting of local schools, colleges, artist guilds, artists, interior decorators/designers, museums, photographers, art galleries and theatres.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

September 30, 2025, and 2024

1. ORGANIZATION (continued)

The issuance of the 2,000,000 shares of Series A Preferred Stock pursuant to the Securities Purchase Agreement were made in reliance on the exemption from registration afforded under Section 4(2), of the Securities Act of 1933, as amended, and/or Rule 506 of Regulation D promulgated thereunder. Such offer and sale were not conducted in connection with a public offering, and no public solicitation or advertisement was made or relied upon by the Seller/Investor in connection with the issuance by the Company of the Shares.

1. ORGANIZATION

Powerdyne, Inc., was incorporated on February 2, 2010, in Nevada, and is registered to do business in Rhode Island and Massachusetts. On February 7, 2011, Powerdyne, Inc. merged with Powerdyne International, Inc., formerly Greenmark Acquisition Corporation, a publicly held Delaware corporation.

On December 13, 2010, Powerdyne International, Inc., formerly Greenmark Acquisition Corporation, filed an Amended and Restated Articles of Incorporation in order to, among other things, increase the authorized capital stock to 300,000,000 common shares, par value $0.0001 per share. Unless the context specifies otherwise, as discussed in Note 2, references to the “Company” refers to Powerdyne International Inc. and Powerdyne Inc. after the merger.

At the closing of the merger, each share of Powerdyne, Inc’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 7,520 shares of common stock of Powerdyne International, Inc. Accordingly, an aggregate of 188,000,000 shares of common stock of Powerdyne International Inc. were issued to the holders of Powerdyne Inc.’s common stock.

In 2014, Powerdyne International, Inc. filed an amendment to its Articles of Incorporation which increased the authorized capital stock to 550,000,000 common shares, par value $0.0001 per share.

On January 26, 2015, Powerdyne International, Inc. filed an amendment to its Articles of Incorporation which increased the authorized capital stock to 2,020,000,000 shares consisting of 2,000,000,000 common shares, par value $0.0001 per share and 20,000,000 shares which may be designated as common or preferred stock, par value $0.0001 per share.

During the year ended December 31, 2022, the Company ended the mining of Sia coin and any crypto currency due to the lack of productivity of its crypto miners.

On March 6, 2022, pursuant to a Securities Purchase Agreement (the “SPA”), Powerdyne International, Inc. (the “Company”), acquired all of the issued and outstanding membership interests of Creative Motion Technology, LLC, a Massachusetts limited liability company, (the “Membership Interest”). The Membership Interest was owned by Mr. James F. O’Rourke, the principal owner and sole director and officer of the Company. The purchase price paid by the Company was 2,000,000 shares of its Series A Preferred Stock valued at $1,500,000, which each Series A Preferred Stock is convertible into 1,000 common shares of the Company at a fixed price of $0.0001 at the option of the holder.

Creative Motion Technology, LLC (“CM Tech”) is a small New England based motor manufacturer founded in 2004 and has been in business for over 17 years. CM Tech’s management has over 60 years of design and manufacturing expertise, specializing in the design and custom building of industrial servomotors both brush and brushless motor designs. CM Tech’s current market focus is on the niche motor demands for low volume, high-quality cost-effective motors which are primarily used in industrial robotics for the semiconductor manufacturing industry. The motors that CM Tech currently has in production primarily provide the X, Y, and Z axis articulation in factory automation robots.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024, and 2023

1. ORGANIZATION (continued)

Included with CM Tech acquisition is Frame One, which is a custom picture framing shop located in North Reading, MA. Frame One has been in business since 2006 and brings with it a strong client base consisting of local schools, colleges, artist guilds, artists, interior decorators/designers, museums, photographers, art galleries and theaters.

The issuance of the 2,000,000 shares of Series A Preferred Stock pursuant to the Securities Purchase Agreement were made in reliance on the exemption from registration afforded under Section 4(2), of the Securities Act of 1933, as amended, and/or Rule 506 of Regulation D promulgated thereunder. Such offer and sale were not conducted in connection with a public offering, and no public solicitation or advertisement was made or relied upon by the Seller/Investor in connection with the issuance by the Company of the Shares.